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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21915

                    Oppenheimer Baring SMA International Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                         Date of fiscal year end: May 31

                      Date of reporting period: 08/31/2009

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ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Baring SMA International Fund

STATEMENT OF INVESTMENTS August 31, 2009 / Unaudited

                                                             Shares      Value
                                                            -------   ----------
COMMON STOCKS--99.4%
CONSUMER DISCRETIONARY--4.9%
HOTELS, RESTAURANTS & LEISURE--4.9%
Tui Travel plc                                               61,564   $  239,972
CONSUMER STAPLES--14.1%
FOOD & STAPLES RETAILING--4.3%
Seven & I Holdings Co. Ltd.                                   8,600      207,953
HOUSEHOLD PRODUCTS--9.8%
Reckitt Benckiser Group plc                                   4,752      220,708
UNI-CHARM Corp.                                               2,900      259,925
                                                                      ----------
                                                                         480,633
ENERGY--13.6%
OIL, GAS & CONSUMABLE FUELS--13.6%
Eni SpA                                                       8,886      210,704
Niko Resources Ltd.                                           3,060      198,456
Oil Search Ltd.                                              48,262      255,760
                                                                      ----------
                                                                         664,920
FINANCIALS--20.1%
CAPITAL MARKETS--5.2%
Julius Baer Holding AG                                        4,959      253,109
INSURANCE--14.9%
Admiral Group plc                                            14,523      251,643
Muenchener Rueckversicherungs-Gesellschaft AG                 1,545      229,909
Scor Se                                                       9,415      247,745
                                                                      ----------
                                                                         729,297
HEALTH CARE--9.3%
BIOTECHNOLOGY--4.7%
Grifols SA                                                   13,156      231,325
LIFE SCIENCES TOOLS & SERVICES--4.6%
Lonza Group AG                                                2,287      224,618
INDUSTRIALS--9.5%
COMMERCIAL SERVICES & SUPPLIES--4.8%
De La Rue plc                                                16,485      233,037
ROAD & RAIL--4.7%
Tokyu Corp.                                                  47,000      230,833
INFORMATION TECHNOLOGY--9.0%
IT SERVICES--4.2%
Redecard SA                                                  15,100      205,665
SOFTWARE--4.8%
Autonomy Corp. plc(1)                                        11,086      233,131
MATERIALS--14.1%
CHEMICALS--4.6%
Israel Chemicals Ltd.                                        20,113      224,302
METALS & MINING--9.5%
Centamin Egypt Ltd.(1)                                      149,319      206,291
Peter Hambro Mining plc                                      20,806      259,314
                                                                      ----------
                                                                         465,605


                 1 | Oppenheimer Baring SMA International Fund

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Oppenheimer Baring SMA International Fund

STATEMENT OF INVESTMENTS August 31, 2009 / Unaudited

                                                             Shares      Value
                                                            -------   ----------
TELECOMMUNICATION SERVICES--4.8%
WIRELESS TELECOMMUNICATION SERVICES--4.8%
NTT DoCoMo, Inc.                                                151   $  232,545
TOTAL INVESTMENTS, AT VALUE (COST $4,239,872)                  99.4%   4,856,945
Other Assets Net of Liabilities                                 0.6       27,093
                                                              -----   ----------
Net Assets                                                    100.0%  $4,884,038
                                                              =====   ==========

Footnote to Statement of Investments

(1.) Non-income producing security.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of August 31, 2009 based on valuation input level:

                                                                      LEVEL 3--
                                  LEVEL 1--         LEVEL 2--        SIGNIFICANT
                                  UNADJUSTED    OTHER SIGNIFICANT   UNOBSERVABLE
                                QUOTED PRICES   OBSERVABLE INPUTS      INPUTS         VALUE
                                -------------   -----------------   ------------   ----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary         $       --        $  239,972           $--       $  239,972
   Consumer Staples                  688,586                --            --          688,586
   Energy                            664,920                --            --          664,920
   Financials                        477,654           504,752            --          982,406
   Health Care                       455,943                --            --          455,943
   Industrials                       230,833           233,037            --          463,870
   Information Technology            205,665           233,131            --          438,796
   Materials                         224,302           465,605            --          689,907
   Telecommunication Services        232,545                --            --          232,545
                                  ----------        ----------           ---       ----------
Total Assets                      $3,180,448        $1,676,497           $--       $4,856,945
                                  ----------        ----------           ---       ----------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.


                 2 | Oppenheimer Baring SMA International Fund

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Oppenheimer Baring SMA International Fund

STATEMENT OF INVESTMENTS August 31, 2009 / Unaudited

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings      Value     Percent
-------------------   ----------   -------
United Kingdom        $1,437,805     29.6%
Japan                    931,256     19.2
Switzerland              477,727      9.8
Australia                462,051      9.5
France                   247,745      5.1
Spain                    231,325      4.8
Germany                  229,909      4.7
Israel                   224,302      4.6
Italy                    210,704      4.4
Brazil                   205,665      4.2
Canada                   198,456      4.1
                      ----------    -----
Total                 $4,856,945    100.0%
                      ==========    =====

NOTES TO FINANCIAL STATEMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.


                  3 | Oppenheimer Baring SMA International Fund

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Oppenheimer Baring SMA International Fund

STATEMENT OF INVESTMENTS August 31, 2009 / Unaudited

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $4,410,994
                                 ==========
Gross unrealized appreciation    $  634,786
Gross unrealized depreciation      (188,835)
                                 ----------
Net unrealized appreciation      $  445,951
                                 ==========


                 4 | Oppenheimer Baring SMA International Fund
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ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Baring SMA International Fund


By: /s/ John V. Murphy
    --------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 10/09/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    --------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 10/09/2009


By: /s/ Brian W. Wixted
    --------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 10/09/2009